OTHER EXPENSE (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Share issue costs	$-	$-	$2,414,497	$-
Write-off of accounts (payable) receivable	(27,486)	(48,128)	(72,981)	(23,486)
Other	(338)	164	(2,351)	3,655
	$(27,824)	$(47,964)	$2,339,165	$(19,831)